UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     May 6, 2010



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $139,950 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2830    32280 SH       Sole                    30935              1345
AT&T Inc                       COM              00206R102     1987    76712 SH       Sole                    73899              2813
Abbott Labs                    COM              002824100     2212    44070 SH       Sole                    41615              2455
Aflac Inc                      COM              001055102     2089    42785 SH       Sole                    41020              1765
Amgen                          COM              031162100      296     5200 SH       Sole                     5200
Answers Corp Com               COM              03662X100      857    96355 SH       Sole                    29920             66435
Applied Materials              COM              038222105     2874   214665 SH       Sole                   204405             10260
BP PLC                         COM              055622104     2415    47165 SH       Sole                    44970              2195
Boston Private Finl Holdings   COM              101119105      123    17031 SH       Sole                    10693              6338
Bridgeline Digital, Inc Com    COM              10807Q205       94    73806 SH       Sole                                      73806
Broadcaster Inc                COM              11132B103        1    43043 SH       Sole                                      43043
Canadian Oil Sands             COM              13642L100      349    12000 SH       Sole                                      12000
ChevronTexaco Corp             COM              166764100     3273    40532 SH       Sole                    37537              2995
Cisco Systems                  COM              17275R102      293    11043 SH       Sole                     9146              1897
Clorox                         COM              189054109      269     4264 SH       Sole                     4264
Coca Cola                      COM              191216100     2540    47770 SH       Sole                    45690              2080
Collagen Corp                  COM              M25722105      151    32853 SH       Sole                    19853             13000
Dominion Resources             COM              25746U109     2558    61363 SH       Sole                    58641              2722
E.I. du Pont de Nemours and Co COM              263534109     3053    79102 SH       Sole                    76142              2960
Ebix Inc.                      COM              278715206     2151   129601 SH       Sole                    90547             39054
Exxon Mobil Corporation        COM              30231G102     2895    43548 SH       Sole                    42153              1395
Finisar Corporation            COM              31787A101     9603   682500 SH       Sole                                     682500
Fiserv Inc                     COM              337738108      405     7938 SH       Sole                     7938
Geeknet Inc Com                COM              36846Q104       31    20000 SH       Sole                                      20000
General Electric               COM              369604103     2775   149371 SH       Sole                   143294              6077
Glaxosmithkline PLC - ADR      COM              37733W105     2463    66652 SH       Sole                    64109              2543
Hana Biosciences Inc.          COM              40963P105       69   276157 SH       Sole                                     276157
Health Care Select Sector      COM              81369y209      518    16800 SH       Sole                    16800
Hewlett-Packard Co.            COM              428236103      203     4000 SH       Sole                     3400               600
Intel                          COM              458140100      327    14500 SH       Sole                    14500
International Business Machine COM              459200101     3013    23520 SH       Sole                    22345              1175
Itex Corp Com Par $0.01        COM              465647204       31    33000 SH       Sole                                      33000
J P Morgan Chase & Co.         COM              46625H100     2161    50878 SH       Sole                    47988              2890
Johnson & Johnson              COM              478160104     2957    45711 SH       Sole                    43657              2054
Linear Technology              COM              535678106     2991   101843 SH       Sole                    97493              4350
Looksmart Ltd.                 COM              543442107      155    90400 SH       Sole                                      90400
Lowe's Companies               COM              548661107     2401    89020 SH       Sole                    85650              3370
Mako Surgical Corp Com         COM              560879108     1205    86702 SH       Sole                    34800             51902
McDonalds                      COM              580135101     2332    33008 SH       Sole                    31283              1725
Merck & Co Inc New Com         COM              58933y105      317     8861 SH       Sole                     4776              4085
Microsoft                      COM              594918104     3248   107803 SH       Sole                   103803              4000
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Neurogesx Inc Com              COM              641252101      892    89972 SH       Sole                    22419             67553
Nike                           COM              654106103     2466    31875 SH       Sole                    30385              1490
Northern Oil & Gas Nev Com     COM              665531109      610    36300 SH       Sole                    20000             16300
Orexigen Therapeutics, Inc.    COM              686164104      880   125012 SH       Sole                    26700             98312
Pepsico                        COM              713448108     2908    44445 SH       Sole                    41479              2966
Procter & Gamble               COM              742718109     2790    45215 SH       Sole                    42865              2350
Qualcomm Inc                   COM              747525103     2719    72305 SH       Sole                    69180              3125
Rigel Pharmaceuticals Inc.     COM              766559603      335    44433 SH       Sole                    22000             22433
Schlumberger                   COM              806857108     2713    39345 SH       Sole                    38085              1260
Solar Pwr Inc Com              COM              83490A100      347   350425 SH       Sole                   159125            191300
Somaxon Pharmaceuticals Inc.   COM              834453102     2048   290024 SH       Sole                    54000            236024
Southwest Airlines             COM              844741108      148    11389 SH       Sole                    11389
Swift Energy                   COM              870738101      388    10800 SH       Sole                                      10800
Telanetix, Inc.                COM              879180107       71  1002950 SH       Sole                                    1002950
Texas Instruments              COM              882508104     2069    80392 SH       Sole                    80392
Unify Corp Com New             COM              904743200      371   104206 SH       Sole                                     104206
United Parcel Service CL B     COM              911312106     2777    40275 SH       Sole                    38340              1935
United Technologies            COM              913017109      328     4428 SH       Sole                     4428
Vaxgen Inc Com New             COM              922390208       67   203890 SH       Sole                                     203890
Virage Logic Corp Com          COM              92763R104     1278   137258 SH       Sole                    32621            104637
Walt Disney                    COM              254687106     2620    71601 SH       Sole                    68306              3295
Wave Systems Corp Com New      COM              943526301     3492   904600 SH       Sole                                     904600
Wells Fargo                    COM              949746101     2536    76989 SH       Sole                    73279              3710
Workstream Inc.                COM              981402100       16   183343 SH       Sole                    17718            165625
SPDR S&P Midcap 400 ETF        ETF              78467Y107    11905    80786 SH       Sole                    75381              5405
SPDR Trust Unit Series 1       ETF              78462F103      364     3100 SH       Sole                     3100
iShares MSCI EAFE Index        ETF              464287465      395     7500 SH       Sole                     7500
iShares Tr S&P Midcap 400      ETF              464287507    19513   240602 SH       Sole                   232580              8022
                                                                14      175 SH       Other                     175